UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21059

Aetos Capital Distressed Investment Strategies Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2018

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2018

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Event Driven Arbitrage (3)
Davidson Kempner Partners	01/01/06 - 07/01/12	$55,852,249	$91,646,942	18.14%	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	55,034,071	87,128,671	17.24	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	37,771,816	7.48	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	331,382	410,505	0.08	Liquidating
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	50,729,279	69,754,118	13.81	Quarterly
Total Event Driven Arbitrage		196,946,981	286,712,052	56.75

Fixed Income Arbitrage (4)
FFIP, L.P.	01/01/07 - 04/01/12	45,626,936	97,051,530	19.21	Annual*
Parsec Onshore Partners, L.P.	12/01/05 - 04/01/12	39,431,773	56,161,419	11.12	Monthly
Total Fixed Income Arbitrage		85,058,709	153,212,949	30.33

Long/Short Credit (5)
Sound Point Credit Opportunities Fund, L.P.	01/01/17	30,000,000	31,903,778	6.31	Quarterly
Total Long/Short Credit		30,000,000	31,903,778	6.31

Total investments in Portfolio Funds		312,005,690	471,828,779	93.39

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 34,686,117)		34,686,117	34,686,117	6.87

Total investments		$346,691,807	$506,514,896	100.26%

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2018

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $505,214,917.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2018.
(3)	A Portfolio Fund in this strategy invests in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Manager believes will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(4)	A Portfolio Fund in this strategy looks to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(5)	A Portfolio Fund in this strategy invests in long and short positions in various types of credit instruments such as senior and junior securities of the same corporate issuer, securities of equivalent credit quality from different corporate issuers and different tranches in the complex capital structure of mortgage-backed securities or collateralized loan obligations. The Portfolio Fund will tend to run its investment portfolio with a variable net exposure.

The aggregate cost of investments for tax purposes was $493,726,896. Net unrealized appreciation on investments for tax purposes was $12,788,000 consisting of $33,853,319 of gross unrealized appreciation and $21,065,319 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.39% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2018

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	03/01/12 - 05/01/13	$4,294,280	$6,070,578	1.89%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,498,807	41,270,870	12.81	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	31,491,740	59,464,496	18.46	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	27,842,601	8.65	Quarterly*
Silver Point Capital Fund, L.P.	07/01/08	390,994	977,935	0.30	Side Pockets Only
Total Distressed - Long Biased		91,675,821	135,626,480	42.11

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	32,213,735	58,572,264	18.19	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	27,192,411	46,851,624	14.55	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	26,065,850	46,793,525	14.53	Quarterly*
Total Distressed - Variable Biased		85,471,996	152,217,413	47.27

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 01/01/18	17,500,000	14,495,863	4.50	Monthly
Total Distressed - Short Biased Credit		17,500,000	14,495,863	4.50

Total investments in Portfolio Funds		194,647,817	302,339,756	93.88

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 19,363,612)		19,363,612	19,363,612	6.01

Total investments		$214,011,429	$321,703,368	99.89%

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2018

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $322,063,521.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2018.
(3)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a long bias net exposure.
(4)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a variable net exposure.
(5)	A Portfolio Fund in this strategy invests in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Fund will tend to run its investment portfolio with a short bias net exposure.

The aggregate cost of investments for tax purposes was $288,908,348. Net unrealized appreciation on investments for tax purposes was $32,795,020 consisting of $36,469,963 of gross unrealized appreciation and $3,674,943 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.88% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2018

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$50,152,453	$91,341,259	9.68%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	50,000,000	54,568,316	5.78	Quarterly*
Spindrift Partners, L.P.	01/01/11 - 01/01/18	77,097	101,082	0.01	Side Pockets Only
Total Directional Equity		100,229,550	146,010,657	15.47

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 01/01/17	61,000,000	75,244,547	7.97	Quarterly
Eton Park Fund, L.P.	05/01/15	619,236	578,597	0.06	Liquidating
Highfields Capital II LP	07/01/13 - 07/01/15	45,000,000	52,399,900	5.55	Semi Annual*
Lakewood Capital Partners, LP	05/01/17 - 09/01/17	65,000,000	65,919,223	6.98	Quarterly**
MW TOPS Fund	05/01/10 - 09/01/17	69,991,385	93,195,552	9.87	Monthly
Nitorum Fund, L.P.	12/01/17	35,000,000	35,536,757	3.77	Annual**
Turiya Fund LP	03/01/12 - 05/01/14	55,275,000	75,401,133	7.99	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	24,795,574	84,557,248	8.96	Annual
Total Equity Hedged - Generalist		356,681,195	482,832,957	51.15

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	07/01/08 - 11/01/13	27,371,158	46,481,870	4.92	Quarterly*
Crescent Park Partners, L.P.	10/01/14 - 02/01/15	29,229,199	34,786,217	3.69	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	35,000,000	47,945,368	5.08	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	42,217,853	60,711,346	6.43	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	39,432,203	65,266,379	6.92	Quarterly
Total Equity Hedged - Sector Specialist		173,250,413	255,191,180	27.04

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2018

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Short-Biased Equity (6)
Kriticos International Limited	01/01/12 - 12/01/17	64,007,196	37,642,944	3.99	Quarterly**
Total Short-Biased Equity		64,007,196	37,642,944	3.99

Total investments in Portfolio Funds		694,168,354	921,677,738	97.65

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 23,678,964)		23,678,964	23,678,964	2.51

Total investments		$717,847,318	$945,356,702	100.16%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision.
***	Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $943,886,468.
(2)	Rate disclosed is the 7-day effective yield as of 04/30/2018.
(3)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively high or variable net exposure.
(4)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively low net exposure and will invest broadly across all market sectors.
(5)	A Portfolio Fund in this strategy makes investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

April 30, 2018

(6)	A Portfolio Fund in this strategy makes investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Manager’s ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Fund will tend to run its investment portfolio with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $847,589,287. Net unrealized appreciation on investments for tax purposes was $97,767,415 consisting of $131,060,416 of gross unrealized appreciation and $33,293,001 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.65% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of April 30, 2018:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$471,828,779
Money Market Investment	34,686,117	-	-	34,686,117
Total Investments	$34,686,117	$-	$-	$506,514,896

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$302,339,756
Money Market Investment	19,363,612	-	-	19,363,612
Total Investments	$19,363,612	$-	$-	$321,703,368

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$921,677,738
Money Market Investment	23,678,964	-	-	23,678,964
Total Investments	$23,678,964	$-	$-	$945,356,702

(1)	In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Distressed Investment
Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: June 4, 2018

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: June 4, 2018

* Print the name and title of each signing officer under his or her signature.